Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories	Inventories

	December 31,
($ thousands)	2018	2017
Raw materials	140,143	156,336
Work in progress	32,835	33,588
Finished goods	109,720	129,621
	282,698	319,545